Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Reconciles Cash, Cash Equivalents, and Restricted Cash

The Company reconciles cash, cash equivalents, and restricted cash reported in its unaudited condensed consolidated balance sheets that aggregate to the beginning and ending balances shown in the Company’s unaudited condensed consolidated statements of cash flows as follows (in thousands):

	As of
	March 29, 2026	December 28, 2025
Cash and cash equivalents	$9,488	$9,617
Restricted cash	1,134	3,841
Total cash, cash equivalents and restricted cash	$10,622	$13,458
The Company reconciles cash, cash equivalents, and restricted cash reported on its consolidated balance sheets that aggregate to the beginning and ending balances shown on the Company’s consolidated statements of cash flows as follows (in thousands):
	As of
	December 28,	December 29,
	2025	2024
Cash and cash equivalents	$9,617	$13,378
Restricted cash	3,841	3,841
Total cash, cash equivalents, and restricted cash	$13,458	$17,219

Schedule of Allowance for Credit Losses

The following table summarizes the allowance for credit loss activity as of and for the periods ended (in thousands):

	Thirteen Weeks Ended
	March 29,	March 30,
	2026	2025
Balance at beginning of year	$(5,206)	$(1,701)
Provision charged to earnings	—	(1,087)
Amounts written off, net of recoveries and other adjustments	—	313
Balance at end of period	$(5,206)	$(2,475)

The following table summarizes the allowance for credit losses as follows (in thousands):

	As of and for the Year Ended
	December 28,	December 29,
	2025	2024
Balance at beginning of period	$(1,701)	$(9,846)
Provision charged to earnings	(3,554)	(9,132)
Amounts written off, net of recoveries and other adjustments	49	17,277
Balance at end of period	$(5,206)	$(1,701)

Schedule of Depreciation and Amortization	Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets:
Useful Lives
Equipment	1 – 3 years
Internal-use software	3 – 5 years
Furniture & equipment	3 – 5 years
Vehicles	3 to 5 years
Leasehold improvements	Shorter of 3 to 5 years of the asset or the term of the lease.

Schedule of Amortized Over their Estimated Useful life

Intangible assets are recorded at cost, less accumulated amortization. Amortization is recorded using the straight-line method. All intangible assets that have been determined to have definite lives are amortized over their estimated useful life as indicated below:

Useful Lives
Customer related intangibles	1 – 10 years
Trademarks	1 – 10 years
Developed technology	2 – 3 years